WELLS FARGO FUNDS TRUST

                          Small Cap Opportunities Fund
                    Class A, Class B, and Institutional Class
                            Small Company Growth Fund
                               Institutional Class

                      Supplement dated June 22, 2000 to the
                       Prospectuses dated February 1, 2000



         The Small Cap Opportunities Fund and the Small Company Growth Fund are closed to new investors.